INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Summary of income tax recovery (expense)
The major components of income tax (expense) recovery for the year ended December 31 are as follows:

(MILLIONS)	2019	2018	2017
Income tax (expense) recovery applicable to:
Current taxes
Attributed to the current period	$(70)	$(32)	$(39)
Deferred taxes
Income taxes – origination and reversal of temporary differences	78	50	37
Relating to change in tax rates / imposition of new tax laws	1	95	(34)
Relating to unrecognized temporary differences and tax losses	(52)	230	(33)

	27	375	(30)

Total income tax (expense) recovery	$(43)	$343	$(69)

Summary of deferred income tax recovery (expense)
The major components of deferred income tax (expense) recovery for the year ended December 31 recorded directly to OCI are as follows:

(MILLIONS)	2019	2018	2017
Deferred income taxes attributed to:
Financial instruments designated as cash-flow hedges	$4	$(4)	$—
Other	5	(20)	11
Revaluation surplus
Origination and reversal of temporary differences	(432)	(1,291)	(249)
Relating to changes in tax rates / imposition of new tax laws	(59)	54	586

	$(482)	$(1,261)	$348

Summary of Brookfield Renewables effective income tax (expense) recovery
Brookfield Renewable’s effective income tax (expense) recovery for the year ended December 31 is different from the expense at its statutory income tax rate due to the differences below:

(MILLIONS)	2019	2018	2017
Statutory income tax expense(1)	$(34)	$(69)	$(25)
Reduction (increase) resulting from:
Increase in tax assets not recognized	(52)	230	(33)
Differences between statutory rate and future tax rate	1	95	(30)
Subsidiaries’ income taxed at different rates	38	87	20
Other	4	—	(1)

Effective income tax (expense) recovery	$(43)	$343	$(69)

(1)	Statutory income tax expense is calculated using domestic rates applicable to the profits in the relevant country.

Summary of the expiry date, if applicable, of the unrecognized deferred tax assets
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31:

(MILLIONS)	2019	2018	2017
2020 to 2023	$3	$—	$—
2024 and thereafter	431	200	364

	$434	$200	$364

Summary of deferred tax assets and liabilities
The deferred tax assets and liabilities of the following temporary differences have been recognized in the consolidated financial statements for the year ended December 31:

(MILLIONS)	Non-capital losses	Difference between tax and carrying value	Net deferred tax (liabilities) assets
As at January 1, 2017	$499	$(4,151)	$(3,652)
Recognized in net income (loss)	(66)	38	(28)
Recognized in equity	13	345	358
Business combination	162	(182)	(20)
Foreign exchange	14	(102)	(88)

As at December 31, 2017	622	(4,052)	(3,430)
Recognized in net income (loss)	232	143	375
Recognized in equity	1	(1,252)	(1,251)
Business combination	—	(99)	(99)
Foreign exchange	(20)	200	180

As at December 31, 2018	835	(5,060)	(4,225)
Recognized in net income (loss)	23	4	27
Recognized in equity	11	(491)	(480)
Business combination	7	14	21
Foreign exchange	9	(41)	(32)

As at December 31, 2019	$885	$(5,574)	$(4,689)